1998 SEMIANNUAL REPORT



IDS
Diversified
Equity
Income
Fund

(icon of) two puzzle pieces

The primary goal of IDS Diversified Equity Income Fund is to provide a high level of income. Its secondary goal is to provide capital growth. The Fund invests mainly in dividend paying stocks.


      American Express Financial Advisors

      Distributed by American Express Financial Advisors Inc.

Dual-purpose stocks

Some of the most successful investments over the years have been stocks that reward investors in two ways -- through growth in the value of the share price as well as through payment of regular dividend income. Diversified Equity Income sets its sights on stocks that can provide this double-barreled benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and-dividend requirements.


Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   30
Board members and officers                  35
IDS mutual funds                            36

 To our shareholders


      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when declines in Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S. The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them.

      Before closing, I want to introduce a new portfolio manager for this fund -- Kurt Winters, who assumed that role this past December. For a review of the past six months, please consult his letter, which begins on this page.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      In a volatile environment for stocks, IDS Diversified Equity Income Fund produced a double-digit gain during the first half of the fiscal year. For the six months -- October 1997 through March 1998 -- the total return for the Fund's Class A shares was 12.2%. (This figure includes a substantial capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

      Although the favorable fundamentals of low inflation, healthy corporate profits and solid economic growth remained in place, a financial crisis in Asia sent the U.S. stock market into a tailspin in the opening month of the period. While the market soon got back on its feet, ongoing concerns about the ultimate effect of the `Asian flu' kept stocks off balance through most of the winter.

      By February, thanks to still-positive data regarding the U.S. economy, especially on the inflation front, stocks began moving forward. Soon, the advance turned into a robust rally that continued through March and put the market well into positive territory for the six months.

      The Fund's performance roughly followed that of the broad market, although it held up better during last fall's slump and lagged somewhat behind during the subsequent upturn. This is consistent with the Fund's investment style, which centers on securities that offer good relative value and provide an above-average yield.

      A repositioned portfolio

      There were some substantial changes to the portfolio mix, however, which I began instituting after becoming manager last December. Most notable was a reduction in the level of cash reserves -- from about 26% of assets to about 5%, a strategy designed to allow the Fund to better participate in potential market upturns. Also, I pared back holdings among financial services stocks, which had made up nearly a third of assets, and put more money to work in consumer stocks in the health care, food/ beverage, household products and technology sectors.

      While these shifts have certainly made the Fund more responsive in terms of the ups and downs of the stock market, they haven't altered its basic investment approach. The Fund will continue to emphasize stocks in a wide range of industries whose current price doesn't, in the opinion of our securities analysts, fully reflect the intrinsic worth of their respective companies. These issues are complemented by comparatively high-yield securities, such as utility stocks, that can contribute to an above-average dividend for the Fund.




      Kurt Winters
      (picture of) Kurt Winters
      Kurt Winters
      Portfolio manager

      To our shareholders


Class A
  6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   10.38

Sept. 30, 1997      $   10.39

Decrease            $    0.01


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.42

From capital gains  $    0.71

Total distributions$     1.13

Total return*          +12.2%**

Class B
  6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   10.38

Sept. 30, 1997      $   10.39

Decrease            $    0.01


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.39

From capital gains  $    0.71

Total distributions$     1.10

Total return*          +11.8%**

Class Y
  6-month performance

(All figures per share)

Net asset value (NAV)

March 31, 1998      $   10.38

Sept. 30, 1997      $   10.40

Decrease            $    0.02


Distributions
Oct. 1, 1997 - March 31, 1998


From income         $    0.43

From capital gains  $    0.71

Total distributions$     1.14

Total return*          +12.2%**


      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings



                                              Percent               Value
                          (of Portfolio's net assets)    (as of March 31, 1998)

       Royal Dutch Petroleum                    4.13%        $110,784,374

       Elf Aquitaine ADR                        2.17           58,275,000

       Amoco                                    2.04           54,848,125

       American Home Products                   1.76           47,210,624

       Penney (JC)                              1.71           45,790,938

       Merck & Co                               1.65           44,289,375

       Unocal                                   1.59           42,556,250

       Philip Morris                            1.58           42,396,188

       Amgen                                    1.56           42,003,750

       Mid Ocean                                1.56           41,850,000


(icon of) pie chart

      The ten holdings listed here make up 19.75% of the Portfolio's net assets



 Financial statements


      Statement of assets and liabilities
      IDS Diversified Equity Income Fund
      March 31, 1998

                                  Assets

                                                                                                   (Unaudited)
 Investment in Equity Income Portfolio (Note 1)                                                 $2,682,331,318
                                                                                                --------------

                                  Liabilities

 Dividends payable to shareholders                                                                     725,796
 Accrued distribution fee                                                                               10,316
 Accrued service fee                                                                                    12,596
 Accrued transfer agency fee                                                                             8,388
 Accrued administrative services fee                                                                     2,306
 Other accrued expenses                                                                                138,266
                                                                                                       -------
 Total liabilities                                                                                     897,668
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                             $2,681,433,650
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    2,582,956
 Additional paid-in capital                                                                      2,108,454,866
 Undistributed net investment income                                                                 1,801,632
 Accumulated net realized gain (loss) (Note 1)                                                     131,302,205
 Unrealized appreciation (depreciation) of investments and on translation
      of assets and liabilities in foreign currencies                                              437,291,991
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $2,681,433,650
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $2,083,717,874
                                                          Class B                               $  505,363,079
                                                          Class Y                               $   92,352,697
Net asset value per share of outstanding capital stock:   Class A shares     200,720,252        $        10.38
                                                          Class B shares      48,681,651        $        10.38
                                                          Class Y shares       8,893,672        $        10.38

See accompanying notes to financial statements.





      Statement of operations
      IDS Diversified Equity Income Fund
      Six months ended March 31, 1998


                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                        $ 27,695,116
 Interest                                                                                           12,412,550
      Less foreign taxes withheld                                                                      (67,774)
                                                                                                       -------
 Total income                                                                                       40,039,892
                                                                                                    ----------
 Expenses (Note 2):
 Expenses allocated from Equity Income Portfolio                                                     5,893,971
 Distribution fee -- Class B                                                                         1,530,794
 Transfer agency fee                                                                                 1,420,033
 Incremental transfer agency fee-- Class B                                                              21,288
 Service fee
      Class A                                                                                        1,605,785
      Class B                                                                                          355,606
      Class Y                                                                                           40,728
 Administrative services fees and expenses                                                             383,628
 Compensation of board members                                                                           5,713
 Postage                                                                                                52,800
 Registration fees                                                                                     195,338
 Audit fees                                                                                              3,625
 Other                                                                                                     514
                                                                                                           ---
 Total expenses                                                                                     11,509,823
      Earnings credits on cash balances (Note 2)                                                      (121,629)
                                                                                                      --------
 Total net expenses                                                                                 11,388,194
                                                                                                    ----------
 Investment income (loss) -- net                                                                    28,651,698
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:
      Security transactions                                                                        133,103,882
      Financial futures contracts                                                                   12,973,429
      Foreign currency transactions                                                                     24,144
                                                                                                        ------
 Net realized gain (loss) on investments                                                           146,101,455
 Net change in unrealized appreciation (depreciation) on investments and on
      translation of assets and liabilities in foreign currencies                                  110,975,583
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                             257,077,038
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $285,728,736
                                                                                                  ============

See accompanying notes to financial statements.



                                Financial statements


      Statement of changes in net assets
      IDS Diversified Equity Income Fund



                             Operations and distributions                 March 31, 1998        Sept. 30, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $   28,651,698        $   63,479,506
 Net realized gain (loss) on investments                                     146,101,455           210,806,095
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies     110,975,583           167,609,218
                                                                             -----------           -----------
 Net increase (decrease) in net assets resulting from operations             285,728,736           441,894,819
 Distributions to shareholders from:
      Net investment income
            Class A                                                          (23,964,393)          (52,847,821)
            Class B                                                           (3,704,565)           (6,401,017)
            Class Y                                                           (1,080,242)           (1,926,320)
      Net realized gain
            Class A                                                         (175,753,236)          (89,873,767)
            Class B                                                          (38,518,493)          (10,467,031)
            Class Y                                                           (7,752,693)           (2,712,936)
 Total distributions                                                        (250,773,622)         (164,228,892)
                                                                            ------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                219,001,102           370,773,023
      Class B shares                                                         125,125,080           197,003,406
      Class Y shares                                                          15,610,651            45,868,611
 Reinvestment of distributions at net asset value
      Class A shares                                                         192,736,075           137,604,537
      Class B shares                                                          41,834,832            16,532,448
      Class Y shares                                                           8,832,935             4,615,632
 Payments for redemptions
      Class A shares                                                        (142,176,421)         (243,648,909)
      Class B shares (Note 2)                                                (20,612,189)          (25,827,767)
      Class Y shares                                                         (11,953,292)          (16,887,734)
                                                                             -----------           -----------
 Increase (decrease) in net assets from capital share transactions           428,398,773           486,033,247
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     463,353,887           763,699,174
 Net assets at beginning of period                                         2,218,079,763         1,454,380,589
                                                                           -------------         -------------
 Net assets at end of period                                              $2,681,433,650        $2,218,079,763
                                                                          ==============        ==============
 Undistributed net investment income                                      $    1,801,632        $    1,899,134
                                                                          ==============        ==============


See accompanying notes to financial statements


 Notes to financial statements


      IDS Diversified Equity Income Fund
      (Unaudited as to March 31, 1998)


  1

Summary of
significant
accounting policies


      The Fund is a series of IDS Investment Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Equity Income Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Equity Income Portfolio (the Portfolio), a series of Growth and Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Equity Income Portfolio seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 1998 was 99.96%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.


  2

Expenses and
sales charges


      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into an agreement with American Express Financial Corporation (AEFC) for providing administrative services. Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

     oClass A $15
     oClass B $16
     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $4,104,445 for Class A and $134,567 for Class B for the six months ended March 31, 1998.

      During the six months ended March 31, 1998, the Fund's transfer agency fees were reduced by $121,629 as a result of earnings credits from overnight cash balances.


  3

Capital share
transactions


      Transactions in shares of capital stock for the periods indicated are as follows:


                                       Six months ended March 31, 1998
                                   Class A         Class B         Class Y

      Sold                      21,950,956      12,571,245       1,561,375

      Issued for reinvested     21,803,486       4,423,234         955,297
        distributions

      Redeemed                 (14,203,756)     (2,075,418)     (1,198,548)

      Net increase (decrease)   28,550,686      15,019,061       1,318,124


                                        Year ended Sept. 30, 1997
                                   Class A         Class B         Class Y

      Sold                      38,856,816      20,583,228       4,648,685

      Issued for reinvested     14,804,550       1,770,123         493,943
        distributions

      Redeemed                 (25,579,148)     (2,676,635)     (1,724,974)

      Net increase (decrease)   28,028,218      19,676,716       3,417,654



4

Financial
highlights

      The tables below show certain important financial information for evaluating the Fund's results.

      IDS Diversified Equity Income, Inc.
      Fiscal period ended Sept. 30,
      Per share  income and capital  changes(a)

                                                                 Class A
                                1998(c)     1997      1996      1995     1994      1993      1992     1991(b)

Net asset value,                 $10.39    $8.96     $7.89     $7.66    $7.73     $6.48     $5.98     $5.00
beginning of period
                        Income from investment operations:
Net investment income (loss)        .13       .34       .27       .30      .27       .28       .31       .30

Net gains (losses)                  .99      2.04      1.06       .53      .20      1.31       .58       .98
(both realized
and unrealized)

Total from investment              1.12      2.38      1.33       .83      .47      1.59       .89      1.28
operations

                        Less distributions:
Dividends from net                (.13)     (.33)     (.26)     (.29)    (.27)     (.28)     (.30)     (.30)
investment income

Distributions from               (1.00)     (.62)    --         (.31)    (.27)     (.06)     (.09)    --
realized gains

Total distributions              (1.13)     (.95)     (.26)     (.60)    (.54)     (.34)     (.39)     (.30)

Net asset value,                 $10.38    $10.39     $8.96     $7.89    $7.66     $7.73     $6.48     $5.98
end of period

                        Ratios/supplemental data
                                                                Class A
                                1998(c)      1997      1996      1995     1994      1993      1992    1991(b)

Net assets, end of               $2,084    $1,789    $1,292    $1,091     $936      $487      $162       $23
period (in millions)

Ratio of expenses to               .85g      .88%      .93%      .94%     .88%      .96%     1.08%e     .90%f
average daily net assets(d)

Ratio of net income (loss)        2.58g     3.62%     3.18%     3.95%    3.75%     3.94%     4.79%e    5.97%f
to average daily net assets

Portfolio turnover rate             43%       81%       84%       98%      95%       73%       34%       74%
(excluding short-term
securities)


Total return(h)                   12.2%     28.1%     17.0%     11.8%     6.3%     25.0%     15.4%     25.9%

Average brokerage                $.0480    $.0482    $.0345        --       --        --        --        --
commission rate(i)


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Inception date. Period from Oct. 15, 1990 to Sept. 30, 1991.
c Six months ended March 31, 1998 (Unaudited).
d Effective  fiscal year 1996, expense  ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e During the period from Oct 1, 1991, to Feb. 19, 1992, AEFC reimbursed the Fund for expenses in excess of 0.9% of its average daily net assets, on an annual basis. Had AEFC not done so, the ratios of expenses and net investment income would have been 1.13% and 4.74%, respectively.
f For the period ended Sept. 30, 1991, AEFC reimbursed the Fund for expenses in excess of 0.9% of its average daily net assets, on an annual basis.
  Had AEFC not done so, the ratios of expenses and net investment income would have been 1.34% and 5.53%, respectively.
g Adjusted  to an annual  basis.
h Total  return does not reflect payment of a sales charge.
i Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.



                        IDS Diversified Equity Income, Inc.


                        Fiscal period ended Sept. 30,
                        Per share income and capital changes(a)
                                             Class B                                         Class Y
                             1998(c)      1997      1996   1995(b)            1998(c)      1997      1996   1995(b)

Net asset value,              $10.39     $8.96     $7.89     $7.13             $10.40     $8.96     $7.89     $7.13
beginning of period

                        Income from investment operations:
Net investment income  (loss)    .09       .27       .20       .19                .14       .35       .28       .22

Net gains (losses)              1.00      2.04      1.06       .74                .98      2.05      1.06       .74
(both realized
and unrealized)

Total from investment           1.09      2.31      1.26       .93               1.12      2.40      1.34       .96
operations

                        Less distributions:
Dividends from net              (.10)     (.26)     (.19)     (.17)              (.14)     (.34)     (.27)     (.20)
investment income

Distributions from             (1.00)     (.62)       --        --              (1.00)     (.62)       --        --
realized gains

Total distributions            (1.10)     (.88)     (.19)     (.17)             (1.14)     (.96)     (.27)     (.20)


Net asset value,              $10.38    $10.39     $8.96     $7.89             $10.38    $10.40     $8.96     $7.89
end of period

                        Ratios/supplemental data
                                              Class B                                          Class Y
                             1998(c)      1997      1996   1995(b)            1998(c)      1997      1996    1995(b)
Net assets, end of              $505      $350      $125       $32                $92       $79       $37        $26
period (in millions)

Ratio of expenses to          1.61%d     1.65%     1.69%    1.77%d              .78%d      .76%      .76%      .80%d
average daily net assets(e)

Ratio of net income (loss)    1.81%d     2.97%     2.56%    3.00%d             2.64%d     3.85%     3.38%     3.95%d
to average daily net assets

Portfolio turnover rate          43%       81%       84%       98%                43%       81%       84%        98%
(excluding short-term
securities)

Total return(f)                11.8%     27.2%     16.2%     13.1%              12.2%     28.3%     17.3%      13.6%

Average brokerage             $.0480    $.0482    $.0345        --             $.0480    $.0482    $.0345         --
commission rate(g)


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Six months ended March 31, 1998 (Unaudited).
d Adjusted to an annual basis.
e Effective fiscal year 1996, expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
f Total return does not reflect payment of a sales charge.
g Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.




 Financial statements

      Statement of assets and liabilities
      Equity Income Portfolio
      March 31, 1998


                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $2,270,094,758)                                                          $2,703,847,669
 Cash in bank on demand deposit                                                                         87,855
 Dividends and accrued interest receivable                                                           5,782,491
 Receivable for investment securities sold                                                             848,400
 U.S. government securities held as collateral (Note 4)                                             27,764,650
                                                                                                    ----------
 Total assets                                                                                    2,738,331,065
                                                                                                 -------------

                                  Liabilities

 Payable for investment securities purchased                                                        27,110,138
 Payable upon return of securities loaned (Note 4)                                                  27,764,650
 Accrued investment management services fee                                                             35,682
 Other accrued expenses                                                                                    106
 Option contracts written, at value
      (premium received $204,781) (Note 5)                                                             103,019
                                                                                                       -------
 Total liabilities                                                                                  55,013,595
                                                                                                    ----------
 Net assets                                                                                     $2,683,317,470
                                                                                                ==============

See accompanying notes to financial statements.




                                            Financial statements


      Statement of operations
      Equity Income Portfolio
      Six months ended March 31, 1998



                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends (including $2,067,903 earned from affiliates)                                         $  27,705,401
 Interest                                                                                           12,409,364
      Less foreign taxes withheld                                                                      (67,787)
                                                                                                       -------
 Total income                                                                                       40,046,978
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  5,788,714
 Compensation of board members                                                                           7,668
 Custodian fees                                                                                         93,640
 Audit fees                                                                                             10,875
 Other                                                                                                   1,834
                                                                                                         -----
 Total expenses                                                                                      5,902,731
      Earnings credits on cash balances (Note 2)                                                        (6,565)
                                                                                                        ------
 Total net expenses                                                                                  5,896,166
                                                                                                     ---------
 Investment income (loss) -- net                                                                    34,150,812
                                                                                                    ----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on :
      Security transactions (Note 3)                                                               133,152,208
      Financial futures contracts (Note 6)                                                          12,978,169
      Foreign currency transactions                                                                     24,153
                                                                                                        ------
 Net realized gain (loss) on investments                                                           146,154,530
 Net change in unrealized appreciation (depreciation) on investments
      and on translation of assets and liabilities in foreign currencies                           111,016,377
                                                                                                   -----------
 Net gain (loss) on investments and foreign currencies                                             257,170,907
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $291,321,719
                                                                                                  ============

See accompanying notes to financial statements.




      Statements of changes in net assets
      Equity Income Portfolio




                             Operations                                   March 31, 1998        Sept. 30, 1997

                                                                        Six months ended            Year ended
                                   (Unaudited)

 Investment income (loss)-- net                                           $   34,150,812        $   71,670,175
 Net realized gain (loss) on investments                                     146,154,530           210,870,724
 Net change in unrealized appreciation (depreciation ) on investments
      and on translation of assets and liabilities in foreign currencies     111,016,377           167,694,853
                                                                             -----------           -----------
 Net increase (decrease) in net assets resulting from operations             291,321,719           450,235,752
 Net contributions (withdrawals) from partners                               171,410,987           314,194,640
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     462,732,706           764,430,392
 Net assets at beginning of period                                         2,220,584,764         1,456,154,372
                                                                           -------------         -------------
 Net assets at end of period                                              $2,683,317,470        $2,220,584,764
                                                                          ==============        ==============

See accompanying notes to financial statements.


 Notes to financial statements



      Equity Income Portfolio
      (Unaudited as to March 31, 1998)


  1

Summary of
significant
accounting policies


      Equity Income Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

      Significant accounting policies followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contracts.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Fees and
expenses


      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      During the six months ended March 31, 1998, the Portfolio's custodian fees were reduced by $6,565 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.


  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,437,714,543 and $861,244,683, respectively, for the six months ended March 31, 1998. For the same period, the portfolio turnover rate was 43%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $21,849 for the six months ended March 31, 1998.


  4

Lending of
portfolio securities

      At March 31, 1998, securities valued at $27,750,000 were on loan to brokers. For collateral, the Portfolio received U.S. government securities valued at $27,764,650. Income from securities lending amounted to $47,027 for the six months ended March 31, 1998. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


  5

Option contracts
written

      The number of contracts and premium amounts associated with option contracts written is as follows:


                                               Six months ended March 31, 1998

                                                             Calls
                                                Contracts             Premium
      Balance Sept. 30, 1997                           --            $     --
      Opened                                          311             204,781
      Balance March 31, 1998                          311            $204,781


      See "Summary of significant accounting policies."


  6

Stock index
futures contracts

      At March 31, 1998, cash was pledged as collateral to cover initial margin deposits on 707 open purchase contracts. The market value of the open purchase contracts at March 31, 1998, was $196,280,875 with a net unrealized gain of $3,599,732. See "Summary of significant accounting policies."

 Investments in securities


      Equity Income Portfolio
      March 31, 1998 (Unaudited)



                                                  (Percentages represent
                                                    value of investments
                                                 compared to net assets)


 Common stocks - 82.3%
Issuer                       Shares        Value(a)

 Aerospace & defense - 1.9%
 Goodrich (BF)              550,000     $28,084,375
 Rockwell Intl              400,000      22,950,000
 Total                                   51,034,375


 Automotive & related - 2.9%
 Chrysler                   493,000      20,490,313
 Ford Motor                 530,000      34,350,625
 TRW                        430,000      23,703,750
 Total                                   78,544,688

 Banks and savings & loans - 7.4%
 BankBoston                 250,000      27,562,500
 First Chicago NBD          275,000      24,234,375
 First Union                610,000      34,617,499
 Morgan (JP)                200,000      26,862,500
 NationsBank                450,000      32,821,875
 Norwest                    560,000      23,275,000
 Washington Mutual          375,000      26,894,531
 Total                                  196,268,280

 Beverages & tobacco - 2.5%
 Fortune Brands             640,000      25,520,000
 Philip Morris            1,017,000      42,396,188
 Total                                   67,916,188


 Building materials & construction - 1.7%
 Masco                      520,000      30,940,000
 Weyerhaeuser               270,000      15,255,000
 Total                                   46,195,000


 Chemicals - 2.3%
 ARCO Chemical              716,500      33,944,188
 Du Pont (EI) de Nemours    390,000      26,520,000
 Total                                   60,464,188


 Communications equipment & services - 0.5%
 Motorola                   215,000      13,034,375


 Computers & office equipment - 1.3%
 Xerox                      330,000      35,124,375


 Electronics - 2.3%
 AMP                        285,000      12,486,563
 Applied Materials          475,000(b)   16,773,438
 Harris                     360,000      18,764,999
 Thomas & Betts             223,900      14,329,600
 Total                                   62,354,600


 Energy - 3.6%
 Amoco                      635,000      54,848,125
 Unocal                   1,100,000      42,556,250
 Total                                   97,404,375


 Energy equipment & services - 1.0%
 BJ Services                749,900     $27,324,481


 Financial services - 1.2%
 Fannie Mae                 300,000      18,975,000
 Household Intl             100,000      13,775,000
 Total                                   32,750,000


 Food - 2.8%
 Bestfoods                  232,000      27,115,000
 General Mills              300,000      22,800,000
 Sara Lee                   430,000      26,498,750
 Total                                   76,413,750

 Foreign - 12.0%(d)
 B.A.T. Inds              2,500,000      25,099,518
 BCE                        775,000      32,356,250
 Elf Aquitaine ADR          900,000(c)   58,275,000
 EXEL                       320,000      24,800,000
 Imperial Chemical Inds     360,000(c)   25,875,000
 Mid Ocean                  540,000      41,850,000
 Royal Dutch Petroleum    1,950,000     110,784,374
 Total                                  319,040,142

 Health care - 8.1%
 American Home Products     495,000      47,210,624
 Amgen                      690,000(b)   42,003,750
 Baxter Intl                741,000      40,847,625
 Johnson & Johnson          555,000      40,688,438
 Merck & Co                 345,000      44,289,375
 Total                                  215,039,812

 Health care services - 1.5%
 Columbia/HCA Healthcare  1,264,000      40,764,000


 Household products - 1.4%
 Kimberly-Clark             756,000      37,894,500


 Industrial equipment & services - 0.9%
 Browning-Ferris Inds       700,000      22,837,500


 Insurance - 1.3%
 Lincoln Natl               425,000      36,071,875


 Leisure time & entertainment - 1.0%
 Brunswick                  800,000      27,900,000


 Media - 1.8%
 Dun & Bradstreet           850,000      29,059,375
 McGraw-Hill Cos            265,000      20,156,563
 Total                                   49,215,938


 Metals - 0.8%
 Reynolds Metals            360,000     $22,117,500


 Multi-industry conglomerates - 1.9%
 General Signal             560,000      26,180,000
 Minnesota Mining & Mfg     275,000      25,076,563
 Total                                   51,256,563


 Paper & packaging - 1.9%
 Tenneco                    580,000      24,758,750
 Union Camp                 429,000      25,632,750
 Total                                   50,391,500


 Real estate investment trust - 2.2%
 FelCor Suite Hotels        500,000      18,531,250
 Highwoods Properties       300,000      10,593,750
 Patriot American Hospitality280,004      7,560,117
 Prentiss Properties Trust  270,000       7,053,750
 Security Capital
    Industrial Trust        400,000      10,250,000
 Simon DeBartolo Group      140,000       4,795,000
 Total                                   58,783,867

 Retail - 3.0%
 American Stores          1,150,000      29,900,000
 Circuit City Stores        119,143(g)    5,093,363
 Penney (JC)                605,000      45,790,938
 Total                                   80,784,301

 Utilities -- electric - 4.9%
 CMS Energy                 700,000      32,856,250
 DPL                      1,050,000      20,475,000
 Duke Energy                301,100      17,934,269
 FPL Group                  220,000      14,135,000
 New Century Energies       500,000      25,187,500
 Northern States Power      315,000      18,585,000
 Total                                  129,173,019


 Utilities -- gas - 1.2%
 Consolidated Natural Gas   500,000      28,843,750
 Enron                      100,000       4,637,500
 Total                                   33,481,250


 Utilities -- telephone - 7.0%
 Ameritech                  620,000     $30,651,250
 Bell Atlantic              345,000      35,362,500
 BellSouth                  490,000      33,105,625
 GTE                        290,000      17,363,750
 SBC Communications         650,000      28,356,250
 U S WEST Communications
    Group                   740,000      40,514,999
 Total                                  185,354,374

 Total common stocks
 (Cost: $1,796,668,824)              $2,204,934,816


 Preferred stocks & other - 6.9%
Issuer                       Shares        Value(a)

 AirTouch Communications    450,000(h)  $18,675,000
    4% Cv
 AirTouch Communications    375,000      15,468,750
    6% Cv Series B
 AutoZone                   715,100      20,530,521
    5.50% Cv
 Crown Cork & Seal          700,000      35,000,000
    4.50% Cv
 IKON Office Solutions      475,000(h,j) 36,871,875
    $5.04 Cv Series BB ACES
 Intel                      128,000(k)   19,695,360
    5% Cv PERCS
 Service Corp Intl          475,000      10,616,250
    5%
 SunAmerica                 300,000(k)   14,531,250
    $3.19 Cv PERCS
 Union Pacific Capital      271,000      13,550,000
    6.25% Cv


 Total preferred stocks & other
 (Cost: $169,502,198)                  $184,939,006



See accompanying notes to investments in securities.




                                                     Investments in securities


      Equity Income Portfolio


                                                 (Percentages represent
                                                   value of investments
                                                compared to net assets)

 Bonds - 3.2%

Issuer                                         Coupon                 Principal                       Value(a)
                                                 rate                    amount

 U.S. government obligations - 1.2%
 U.S. Treasury
      08-15-19                                 8.125%               $25,000,000                    $31,278,000

 Chemicals - 0.5%
 USA Waste Services
      Cv Sub Nts
      02-01-02                                   4.00                12,000,000                     14,190,000


 Electronics - 0.6%
 Salomon Brothers UTX
      Cv
      12-04-98                                   5.00                18,600,000(f)                  15,417,912


 Energy equipment & services - 0.1%
 Diamond Offshore Drilling
      Cv Sr Sub Nts
      09-15-07                                  3.125                 3,780,000                      3,723,300


 Financial services - 0.8%
 Salomon Brothers Emerson Electric
      Cv
      02-27-99                                   5.00                33,970,000(f)                  20,389,134


 Total bonds
 (Cost: $74,944,595)                                                                               $84,998,346




See accompanying notes to investments in securities.


 Short-term securities - 8.5% (i)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
               purchase

 U.S. government agencies - 0.9%
 Federal Home Loan Mtge Corp Disc Nts
    04-21-98          5.48%$10,100,000  $10,069,363
    04-23-98          5.47  13,900,000   13,853,705
 Total                                   23,923,068

 Commercial paper - 7.2%
 ABB Treasury Center USA
    04-21-98          5.55   5,500,000(e) 5,483,103
 BBV Finance (Delaware)
    04-01-98          5.53   3,100,000    3,100,000
 BellSouth Telecommunications
    04-08-98          5.58  12,600,000   12,586,402
 BOC Group
    04-01-98          6.09   7,700,000(e) 7,700,000
    04-03-98          5.58  12,000,000   11,996,300
 CAFCO
    04-29-98          5.57  10,000,000(e) 9,956,911
 Ciesco LP
    04-15-98          5.56   6,000,000    5,987,097
    04-27-98          5.56   5,400,000    5,378,394
    04-28-98          5.56   1,200,000(e) 1,195,032
 Commerzbank U.S. Finance
    04-22-98          5.55  10,000,000    9,967,742
 Dresdner US Finance
    04-02-98          5.58  15,000,000   14,997,682
 Emerson Electric
    04-13-98          5.56   5,700,000    5,689,493
 Fleet Funding
    04-16-98          5.56   2,300,000(e) 2,294,700
    05-05-98          5.55  10,000,000(e) 9,947,867
 Kredietbank North America Finance
    05-04-98          5.55  12,500,000   12,433,341
 Michigan Consolidated Gas
    04-06-98          5.58     600,000      599,538

 Natl Australia Funding (Delaware)
    04-02-98          5.51%$10,000,000   $9,998,478
 Novartis Finance
    04-08-98          5.58  10,300,000   10,288,885
 Pacific Life Insurance
    04-23-98          5.55   9,900,000    9,866,543
 SBC Communications Capital
    04-14-98          5.54   7,200,000(e) 7,185,622
 Toyota Motor Credit
    05-01-98          5.56   3,800,000    3,782,488
 USAA Capital
    04-22-98          5.55  13,500,000   13,456,451
 Westpac Capital
    04-07-98          5.57  10,200,000   10,190,582
    04-20-98          5.55   9,300,000    9,272,857
 Total                                  193,355,508


 Letters of credit - 0.4%
 Bank of America-
 AES Hawaii
    04-03-98          5.51  10,100,000   10,096,925
 Student Loan Marketing Assn-
 Nebraska Higher Education
    04-01-98          6.10   1,600,000    1,600,000
 Total                                   11,696,925

 Total short-term securities
 (Cost: $228,979,141)                  $228,975,501


 Total investments in securities
 (Cost $2,270,094,758)(l)            $2,703,847,669



See accompanying notes to investments in securities.



      Investments in securities


      Equity Income Portfolio



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to financial statements.

(d) Foreign security values are stated in U.S. dollars.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
This security has been determined to be liquid under guidelines established by the board.

(f) ELKS are equity-linked securities that are structured as an interest-bearing debt security and linked to the common stock of another company. The terms of ELKS differ from those of ordinary debt securities in that the principal amount received at maturity is not fixed but is based on the price of the common stock the ELK is linked to. The principal amount disclosed equals the current estimated future value of the amount to be received upon maturity.


(g) At March 31, 1998, securities valued at $1,329,525 were held to cover open call options written as follows:

Issuer                Shares      Exercise         Expiration        Value(a)
                                     price               date
Circuit City Stores   31,100           $40         April 1998        $103,019


(h) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended March 31, 1998 are as follows:


                                Beginning   Purchase          Sales         Ending      Dividend        Value(a)
Affiliates                          cost        cost           cost           cost        income
ConAgra*                     $14,218,750         $--    $14,218,750    $        --    $  314,589     $        --
IKON Office Solutions*        39,388,553          --             --     39,388,553     1,197,000      36,871,875
Gannett*                      13,225,000          --     13,225,000             --       297,564              --
Airtouch Communications*      12,937,500          --             --     12,937,500       258,750      18,675,000
Total                        $79,769,803         $--    $27,443,750    $52,326,053    $2,067,903     $55,546,875


*Issuer was not an affiliate for the entire period ended March 31, 1998.


(i) At March 31, 1998, cash or short-term securities were pledged as initial margin deposit on the following open stock index futures purchase contracts (see
Note 6 to the financial statements) :

Type of security                                                 Contracts
Standard & Poor's 500 Stock Index, June 1998                           707


(j) ACES are automatically convertible to the underlying equity securities.

(k) PERCS (Preferred-Equity Redeemable Cumulative Securities) are convertible preferred securities. PERCS are like buying an underlying common stock and selling a call option against the position.

(l) At March 31, 1998, the cost of securities for federal income tax purposes was approximately $2,270,095,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation......................................$445,438,000
Unrealized depreciation.......................................(11,685,000)
Net unrealized appreciation..................................$433,753,000


          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.


                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions



AMERICAN EXPRESS Financial Advisors


IDS Diversified Equity Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010